Revision of Previously-Issued Financial Statements	12 Months Ended
Dec. 31, 2018
Revision Of Previously Issued Financial Statements [Abstract]
Revision of Previously-Issued Financial Statements

21.  Revision of Previously-Issued Financial Statements

During the three months ended June 30, 2019, the Company identified that its subsidiary, Loungefly, LLC (“Loungefly”), which was acquired on June 28, 2017, had been underpaying certain duties owed to U.S. Customs and Border Protection ("U.S. Customs").  In May 2019, the Company notified U.S. Customs of the potential underpayments and commenced an internal investigation to determine the cause of the underpayments and the proper amount of duties and fees owed for the applicable five-year statute of limitations period.  The Company identified a total of approximately $7.8 million in underpayments to U.S. Customs during the period from May 24, 2014 through June 30, 2019, $6.3 million of which related to previously-issued consolidated financial statements.  In July 2019, the Company submitted payment of $7.8 million to U.S. Customs along with a report detailing the nature of the underpayments.

The underpayment of the customs duties and fees led to certain errors in the Company's previously-issued consolidated financial statements.  The Company has concluded that the errors identified were immaterial individually and, in the aggregate, to the Company’s previously-issued quarterly and annual consolidated financial statements; however, the Company further concluded that correcting the errors cumulatively would have been material to its consolidated statement of operations for the three and six months ended June 30, 2019.  Accordingly, the accompanying consolidated financial statements as of and for the years ended December 31, 2018 and 2017, and the related unaudited quarterly financial information in Note 19, have been revised to reflect the correction of these as well as other previously identified immaterial errors.

The following tables present the revised results for each full-year and quarterly period that was impacted, the adjustments made to each period and the previously reported amounts to summarize the effect of the revision on the previously-issued consolidated financial statements for the periods impacted.

(As reported)	Year Ended December 31, 2018	Year Ended December 31, 2017
	(In thousands, except per share data)
Statements of Operations Data:
Cost of sales (exclusive of depreciation and amortization shown separately below)	$428,062	$317,379
Total operating expenses	$622,527	$473,939
Income from operations	$63,546	$42,145
Income before income taxes	$33,178	$7,140
Income tax expense	$4,867	$1,540
Net income	$28,311	$5,600
Net income attributable to non-controlling interests	$18,955	$1,875
Net income attributable to Funko, Inc.	$9,356	$3,725

Earnings per share of Class A common stock:
Basic	$0.39	$0.04
Diluted	$0.37	$0.04

(Adjustment)	Year Ended December 31, 2018	Year Ended December 31, 2017
	(In thousands, except per share data)
Statements of Operations Data:
Cost of sales (exclusive of depreciation and amortization shown separately below)	$2,684	$(112)
Total operating expenses	$2,684	$(112)
Income from operations	$(2,684)	$112
Income before income taxes	$(2,684)	$112
Income tax expense	$565	$(274)
Net income	$(3,249)	$386
Net income attributable to non-controlling interests	$(1,356)	$172
Net income attributable to Funko, Inc.	$(1,893)	$214

Earnings per share of Class A common stock:
Basic	$(0.08)	$—
Diluted	$(0.08)	$—

(Revised)	Year Ended December 31, 2018	Year Ended December 31, 2017
	(In thousands, except per share data)
Statements of Operations Data:
Cost of sales (exclusive of depreciation and amortization shown separately below)	$430,746	$317,267
Total operating expenses	$625,211	$473,827
Income from operations	$60,862	$42,257
Income before income taxes	$30,494	$7,252
Income tax expense	$5,432	$1,266
Net income	$25,062	$5,986
Net income attributable to non-controlling interests	$17,599	$2,047
Net income attributable to Funko, Inc.	$7,463	$3,939

Earnings per share of Class A common stock:
Basic	$0.31	$0.04
Diluted	$0.29	$0.04

(As reported)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,387	$102,926	$85,921	$85,717	$108,898	$147,526
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,810	$34,229	$41,267	$45,015
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204
Total operating expenses	$100,687	$125,467	$150,097	$130,060	$129,596	$160,126	$202,745
Income from operations	$4,059	$17,345	$19,377	$7,151	$9,127	$16,789	$30,479
Income (loss) before income taxes	$(3,514)	$8,286	$7,995	$2,697	$941	$9,605	$19,935
Income tax expense	$1,024	$22	$494	$460	$70	$1,519	$2,818
Net income (loss)	$(4,538)	$8,264	$7,501	$2,237	$871	$8,086	$17,117
Net income attributable to non-controlling interests	$-	$-	$1,875	$1,338	$454	$6,056	$11,107
Net income (loss) attributable to Funko, Inc.	$(4,538)	$8,264	$5,626	$899	$417	$2,030	$6,010

Earnings per share of Class A common stock:
Basic			$0.04	$0.04	$0.02	$0.09	$0.24
Diluted			$0.04	$0.04	$0.01	$0.08	$0.23

(Adjustment)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$-	$-	$-	$-	$-	$-	$-
Cost of sales (exclusive of depreciation and amortization shown separately below)	$-	$219	$(331)	$723	$167	$148	$1,646
Selling, general, and administrative expenses	$-	$-	$-	$(308)	$308	$-	$-
Depreciation and amortization	$-	$-	$-	$-	$-	$-	$-
Total operating expenses	$-	$219	$(331)	$415	$475	$148	$1,646
Income from operations	$-	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)
Income (loss) before income taxes	$-	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)
Income tax expense	$(435)	$-	$161	$103	$122	$387	$(48)
Net income (loss)	$435	$(219)	$170	$(518)	$(597)	$(535)	$(1,598)
Net income attributable to non-controlling interests	$-	$-	$172	$(216)	$(250)	$(75)	$(815)
Net income (loss) attributable to Funko, Inc.	$435	$(219)	$(2)	$(302)	$(347)	$(460)	$(783)

Earnings per share of Class A common stock:
Basic			$-	$(0.01)	$(0.02)	$(0.02)	$(0.03)
Diluted			$-	$(0.02)	$(0.01)	$(0.02)	$(0.03)

(Revised)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,606	$102,595	$86,644	$85,884	$109,046	$149,172
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,502	$34,537	$41,267	$45,015
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204
Total operating expenses	$100,687	$125,686	$149,766	$130,475	$130,071	$160,274	$204,391
Income from operations	$4,059	$17,126	$19,708	$6,736	$8,652	$16,641	$28,833
Income (loss) before income taxes	$(3,514)	$8,067	$8,326	$2,282	$466	$9,457	$18,289
Income tax expense	$589	$22	$655	$563	$192	$1,906	$2,770
Net income (loss)	$(4,103)	$8,045	$7,671	$1,719	$274	$7,551	$15,519
Net income attributable to non-controlling interests	$-	$-	$2,047	$1,122	$204	$5,981	$10,292
Net income (loss) attributable to Funko, Inc.	$(4,103)	$8,045	$5,624	$597	$70	$1,570	$5,227

Earnings per share of Class A common stock:
Basic			$0.04	$0.03	$-	$0.07	$0.21
Diluted			$0.04	$0.02	$-	$0.06	$0.20

(As reported)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627
Inventory	$57,982	$78,836	$79,082	$73,950	$63,591	$81,206	$86,622
Total current assets	$183,935	$217,112	$224,015	$193,686	$189,472	$244,110	$260,639

Goodwill	$106,521	$107,265	$110,902	$113,498	$113,052	$112,977	$112,818
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645
Deferred tax asset	$—	$—	$51	$82	$78	$5,795	$7,346
Total assets	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019

Liabilities:
Accrued royalties	$16,297	$25,380	$25,969	$18,858	$19,351	$31,494	$39,020
Accrued expenses and other current liabilities	$27,044	$32,871	$27,032	$29,726	$25,730	$31,066	$27,621
Total current liabilities	$158,367	$204,912	$129,926	$118,496	$122,152	$165,281	$137,856
Deferred tax liability	$—	$—	$588	$689	$259	$65	$5
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,474	$3,929	$4,027	$4,789	$5,583

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,320	$130,292	$131,624	$142,426	$146,408
Accumulated other comprehensive (loss)	$771	$1,361	$802	$1,304	$207	$163	$(171)
Retained earnings	$(137,241)	$(128,976)	$1,041	$1,940	$2,357	$4,387	$10,397
Total stockholders' equity attributable to Funko, Inc. / members' equity	$154,990	$164,428	$131,167	$133,540	$134,192	$146,980	$156,638
Non-controlling interests	$—	$—	$149,988	$141,050	$132,149	$129,438	$139,728
Total stockholders' / members' equity	$154,990	$164,428	$281,155	$274,590	$266,341	$276,418	$296,366
Total liabilities and stockholders' equity	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019

(Adjustment)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$—	$—	$—	$—	$—	$—	$—
Inventory	$96	$520	$505	$451	$562	$1,048	$—
Total current assets	$96	$520	$505	$451	$562	$1,048	$—

Goodwill	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260
Intangible assets, net	$—	$—	$—	$—	$—	$—	$—
Deferred tax asset	$—	$—	$—	$—	$—	$109	$61
Total assets	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321

Liabilities:
Accrued royalties	$—	$317	$(423)	$—	$—	$—	$—
Accrued expenses and other current liabilities	$2,918	$3,244	$3,637	$3,573	$4,161	$4,796	$5,394
Total current liabilities	$2,918	$3,561	$3,214	$3,573	$4,161	$4,796	$5,394
Deferred tax liability	$—	$—	$(76)	$(101)	$(136)	$—	$—
Deferred rent and other long-term liabilities	$—	$—	$490	$620	$775	$1,135	$1,040

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$—	$—	$(254)	$(254)	$(254)	$(254)	$(254)
Accumulated other comprehensive (loss)	$4	$4	$4	$4	$4	$4	$4
Retained earnings	$434	$215	$213	$(89)	$(436)	$(897)	$(1,680)
Total stockholders' equity attributable to Funko, Inc. / members' equity	$438	$219	$(37)	$(339)	$(686)	$(1,147)	$(1,930)
Non-controlling interests	$—	$—	$174	$(42)	$(292)	$(367)	$(1,182)
Total stockholders' / members' equity	$438	$219	$137	$(381)	$(978)	$(1,514)	$(3,112)
Total liabilities and stockholders' equity	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321

(Revised)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627
Inventory	$58,078	$79,356	$79,587	$74,401	$64,153	$82,254	$86,622
Total current assets	$184,031	$217,632	$224,520	$194,137	$190,034	$245,158	$260,639
Goodwill	$109,781	$110,525	$114,162	$116,758	$116,312	$116,237	$116,078
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645
Deferred tax asset	$—	$—	$51	$82	$78	$5,904	$7,407
Total assets	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340

Liabilities:
Accrued royalties	$16,297	$25,697	$25,546	$18,858	$19,351	$31,494	$39,020
Accrued expenses and other current liabilities	$29,962	$36,115	$30,669	$33,299	$29,891	$35,862	$33,015
Total current liabilities	$161,285	$208,473	$133,140	$122,069	$126,313	$170,077	$143,250
Deferred tax liability	$—	$—	$512	$588	$123	$65	$5
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,964	$4,549	$4,802	$5,924	$6,623

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,066	$130,038	$131,370	$142,172	$146,154
Accumulated other comprehensive (loss)	$775	$1,365	$806	$1,308	$211	$167	$(167)
Retained earnings	$(136,807)	$(128,761)	$1,254	$1,851	$1,921	$3,490	$8,717
Total stockholders' equity attributable to Funko, Inc. / members' equity	$155,428	$164,647	$131,130	$133,201	$133,506	$145,833	$154,708
Non-controlling interests	$—	$—	$150,162	$141,008	$131,857	$129,071	$138,546
Total stockholders' / members' equity	$155,428	$164,647	$281,292	$274,209	$265,363	$274,904	$293,254
Total liabilities and stockholders' equity	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340

The adjustments reflected above had no effect on the previously reported amounts for operating, investing and financing cash flows.